Fees Summary	Sep. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 575,000,010
Previously Paid Amount	0
Total Fee Amount	84,871
Total Offset Amount	0
Net Fee	$ 84,871